Hancock Growth Trends Fund
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                  dated March 1, 2004 as revised July 15, 2004

The section "Those Responsible for Management" in the Statement of Additional Information has been deleted and replaced with the following:

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").

--------------------------- -------------- ------------ ------------------------------------------------------ -------------

                                                                                                               Number of
                                                                                                               John
                                                                                                               Hancock
                            Position(s)    Trustee/                                                            Funds
Name, Address (1)           Held with      Officer      Principal Occupation(s) and other Directorships        Overseen by
And Age                     Fund           since(2)     During Past 5 Years                                    Trustee
--------------------------- -------------- ------------ ------------------------------------------------------ -------------
Independent Trustees
--------------------------- -------------- ------------ ------------------------------------------------------ -------------
Charles L. Ladner           Chairman and   2004         Chairman and Trustee, Dunwoody Village, Inc.           49
Born:  1938                 Trustee                     (retirement services) (until 2003); Senior Vice
                                                        President and Chief  Financial Officer, UGI
                                                        Corporation (public utility holding company)
                                                        (retired 1998); Vice  President and Director
                                                        for AmeriGas, Inc. (retired 1998); Director
                                                        of AmeriGas Partners,  L.P. (until 1997)(gas
                                                        distribution); Director, EnergyNorth, Inc. (until
                                                        1995); Director, Parks and History Association
                                                        (since 2001).

--------------------------- -------------- ------------ ------------------------------------------------------ -------------
James F. Carlin             Trustee        2004         Chairman and CEO, Alpha Analytical Laboratories        47
Born:  1940                                             (chemical analysis); Part Owner and Treasurer,
                                                        Lawrence Carlin Insurance Agency, Inc. (since 1995);
                                                        Part Owner and Vice President, Mone Lawrence Carlin
                                                        Insurance Agency, Inc. (since 1996);
                                                        Director/Treasurer, Rizzo Associates (engineering)
                                                        (until 2000);  Chairman and CEO, Carlin
                                                        Consolidated, Inc. (management/investments);
                                                        Director/Partner, Proctor Carlin & Co., Inc. (until
                                                        1999); Trustee, Massachusetts Health and Education
                                                        Tax Exempt Trust; Director of the following:  Uno
                                                        Restaurant Corp. (until 2001), Arbella Mutual
                                                        (insurance) (until 2000), HealthPlan Services, Inc.
                                                        (until 1999), Flagship Healthcare, Inc. (until
                                                        1999), Carlin Insurance Agency, Inc. (until 1999);
                                                        Chairman, Massachusetts Board of Higher Education
                                                        (until 1999).
--------------------------- -------------- ------------ ------------------------------------------------------ -------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser underwriter, and or certain other affiliates.

---------------------------- ------------- -------------- -------------------------------------------------- ------------

                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                             Position(s)   Trustee/                                                          Funds
Name, Address (1)            Held with     Officer        Principal Occupation(s) and other Directorships    Overseen
And Age                      Fund          since(2)       During Past 5 Years                                by Trustee
---------------------------- ------------- -------------- -------------------------------------------------- ------------
Independent Trustees
---------------------------- ------------- -------------- -------------------------------------------------- ------------
Richard P. Chapman, Jr.      Trustee       2000           President and Chief Executive Officer, Brookline   39
Born:  1935                                               Bancorp., Inc.  (lending) (since 1972); Chairman
                                                          and Director, Lumber Insurance Co. (insurance)
                                                          (until 2000); Chairman and Director, Northeast
                                                          Retirement Services, Inc. (retirement
                                                          administration) (since 1998).
---------------------------- ------------- -------------- -------------------------------------------------- ------------
William J. Cosgrove          Trustee       2000           Vice President, Senior Banker and Senior Credit    21
Born:  1933                                               Officer, Citibank, N.A. (banking) (retired
                                                          1991); Executive Vice President, Citadel Group
                                                          Representatives, Inc. (financial reinsurance)
                                                          (until 2004);  Director, Hudson City Bancorp
                                                          (banking); Trustee, Scholarship Fund for Inner
                                                          City Children (since 1986).

---------------------------- ------------- -------------- -------------------------------------------------- ------------
William H. Cunningham        Trustee       2004           Former Chancellor, University of Texas System      47
Born:  1944                                               and former President of the University of Texas,
                                                          Austin, Texas; Chairman and CEO, IBT
                                                          Technologies (until 2001); Director of the
                                                          following: The University of Texas
                                                          Investment Management  Company (until 2000),
                                                          Hire.com (until 2004),STC Broadcasting, Inc.
                                                          and Sunrise Television Corp. (until 2001),
                                                          Symtx, Inc. (electronic manufacturing) (since
                                                          2001), Adorno/Rogers Technology, Inc.
                                                          (until 2004), Pinnacle Foods Corporation
                                                          (until 2003), rateGenius (until 2003),
                                                          Jefferson-Pilot Corporation (diversified life
                                                          insurance company),  New Century Equity
                                                          Holdings (formerly  Billing Concepts)
                                                          (until 2001), eCertain (until 2001),
                                                          ClassMap.com (until  2001), Agile Ventures
                                                          (until 2001), LBJ Foundation (until
                                                          2000), Golfsmith International, Inc.
                                                          (until 2000), Metamor  Worldwide (until
                                                          2000), AskRed.com (until 2001),
                                                          Southwest Airlines and Introgen; Advisory
                                                          Director, Q Investments; Advisory
                                                          (until 2003);  Director, Chase Bank
                                                          (formerly Texas Commerce Bank - Austin), LIN
                                                          Television (since 2002), WilTel
                                                          Communications (until 2003) and Hayes
                                                          Lemmerz International,Inc. (diversified
                                                          automotive parts  supple company) (since
                                                          2003).
---------------------------- ------------- -------------- -------------------------------------------------- ------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

---------------------------- ------------- -------------- -------------------------------------------------- ------------

                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                             Position(s)   Trustee/                                                          Funds
Name, Address (1)            Held with     Officer        Principal Occupation(s) and other Directorships    Overseen
And Age                      Fund          since(2)       During Past 5 Years                                by Trustee
---------------------------- ------------- -------------- -------------------------------------------------- ------------

---------------------------- ------------- -------------- -------------------------------------------------- ------------
Ronald R. Dion               Trustee       2004           Chairman and Chief Executive Officer, R.M.         47
Born:  1946                                               Bradley & Co., Inc.; Director, The New England
                                                          Council and Massachusetts
                                                          Roundtable; Director,  Boston Stock Exchange;
                                                          Trustee, North Shore  Medical Center;
                                                          Director, BJ's  Wholesale Club, Inc.
                                                          and a corporator of the Eastern Bank;
                                                          Trustee, Emmanuel College.

---------------------------- ------------- -------------- -------------------------------------------------- ------------
John A. Moore                Trustee       2000           President and Chief Executive Officer, Institute   49
Born:  1939                                               for Evaluating Health Risks, (nonprofit
                                                          institution) (until  2001); Senior
                                                          Scientist, Sciences International (health
                                                          research)(since 1998);Principal, Hollyhouse
                                                          (consulting)(since 2000); Director,
                                                          CIIT(nonprofit research) (since 2002).

---------------------------- ------------- -------------- -------------------------------------------------- ------------
Patti McGill Peterson        Trustee       2000           Executive Director, Council for International      49
Born:  1943                                               Exchange of Scholars and Vice President,
                                                          Institute of International Education (since
                                                          1998); Senior Fellow,  Cornell Institute of
                                                          Public Affairs, Cornell University
                                                          (until 1997); Former  President of Wells
                                                          College and St. Lawrence University;
                                                          Director, Niagara Mohawk Power Corporation (until
                                                          2003); Director, Ford  Foundation,
                                                          International Fellowships Program (since 2002);
                                                          Director, Lois Roth Endowment (since
                                                          2002); Director, Council for
                                                          International Exchange (since 2003).

---------------------------- ------------- -------------- -------------------------------------------------- ------------
Steven Pruchansky            Trustee       2004           Chairman and Chief Executive Officer, Mast         47
Born:  1944                                               Holdings, Inc. (since 2000); Director and
                                                          President, Mast Holdings, Inc. (until 2000);
                                                          Managing Director, JonJames, LLC (real
                                                          estate)(since 2001); Director, First Signature
                                                          Bank & Trust Company (until 1991); Director,
                                                          Mast Realty Trust (until 1994); President,
                                                          Maxwell Building Corp. (until 1991).
---------------------------- ------------- -------------- -------------------------------------------------- ------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

--------------------------- -------------- ------------ ---------------------------------------------------- ------------

                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                            Position(s)    Trustee/                                                          Funds
Name, Address (1)           Held with      Officer      Principal Occupation(s) and other Directorships      Overseen
And Age                     Fund           since(2)     During Past 5 Years                                  by Trustee
--------------------------- -------------- ------------ ---------------------------------------------------- ------------
Non-Independent Trustee
--------------------------- -------------- ------------ ---------------------------------------------------- ------------
James A. Shepherdson (3)    Trustee,       2004         Executive Vice President, Manulife Financial         49
Born:  1952                 President                   Corporation (since 2004); Chairman, Director,
                            and Chief                   President and Chief Executive Officer, John
                            Executive                   Hancock Advisers, LLC (the "Adviser") and The
                            Officer                     Berkeley Financial Group, LLC ("The Berkeley
                                                        Group") (holding company); Chairman,
                                                        Director, President and  Chief Executive Officer,
                                                        John Hancock Funds, LLC.("John Hancock Funds");
                                                        Chairman, Director, President and Chief
                                                        Executive Officer, Sovereign Asset
                                                        Management Corporation ("SAMCorp."); Director,
                                                        Chairman and President, NM Capital Management,
                                                        Inc. (NM Capital); President, John Hancock
                                                        Retirement Services,  John Hancock Life
                                                        Insurance Company (until  2004); Chairman, Essex
                                                        Corporation (until 2004); Co-Chief
                                                        Executive Officer MetLife Investors Group
                                                        (until 2003); Senior Vice President,
                                                        AXA/Equitable Insurance Company (until 2000).
--------------------------- -------------- ------------ ---------------------------------------------------- ------------
Principal Officers who
are not Trustees
--------------------------- -------------- ------------ ---------------------------------------------------- ------------
William H. King             Vice           2000         Vice President and Assistant Treasurer, the          N/A
Born:  1952                 President                   Adviser; Vice President and Treasurer of each of
                            and Treasurer               the John Hancock funds; Assistant Treasurer of
                                                        each of the John Hancock funds (until 2001).

--------------------------- -------------- ------------ ---------------------------------------------------- ------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

--------------------------- -------------- ------------ ---------------------------------------------------- ------------

                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                            Position(s)    Trustee/                                                          Funds
Name, Address (1)           Held with      Officer      Principal Occupation(s) and other Directorships      Overseen
And Age                     Fund           since(2)     During Past 5 Years                                  by Trustee
--------------------------- -------------- ------------ ---------------------------------------------------- ------------

--------------------------- -------------- ------------ ---------------------------------------------------- ------------
Susan S. Newton             Senior Vice    2000         Senior Vice President, Secretary and Chief Legal     N/A
Born:  1950                 President,                  Officer, SAMCorp., the Adviser and each of the
                            Secretary                   John Hancock funds, John Hancock Funds and The
                            and Chief                   Berkeley Group; Vice President, Signature Services
                            Legal Officer               (until 2000), Director, Senior Vice President and
                             Secretary, NM Capital.
--------------------------- -------------- ------------ ---------------------------------------------------- ------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees who are not "interested persons."

The Audit Committee members are Messrs. Chapman, Ladner, Pruchansky and Ms. McGill Peterson. All of the members of the Audit Committee are independent under the New York Stock Exchange's Revised Listing Rules and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit Committee. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended October 31, 2004.

The Administration Committee members are all of the independent Trustees. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. All members of the Administration Committee are independent under the New York Stock Exchange's Revised Listing Rules and are not interested persons, as defined in the 1940 Act, of John Hancock or the Fund (the "Independent Trustees"). Among other things, the Administration Committee acts as a nominating committee of the Board. The Trustees who are not Independent Trustees and the officers of the Fund are nominated and selected by the Board. The Administration Committee does not have at this time formal criteria for the qualifications of candidates to serve as an Independent Trustee, although the Administration Committee may develop them in the future. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Administration Committee expects to apply the following criteria: (i) the nominee's reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee's business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Fund and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Fund and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee's ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Administration Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Administration Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Administration Committee held four meetings during the fiscal year ended October 31, 2004.

As long as an existing Independent Trustee continues, in the opinion of the Administration Committee, to satisfy these criteria, the Fund anticipates that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Administration Committee will consider nominees recommended by shareholders to serve as trustees, the Administration Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Administration Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Administration Committee. While it has not done so in the past, the Administration Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Administration Committee. In evaluating a nominee recommended by a shareholder, the Administration Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the Fund's proxy card. If the Administration Committee or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund's proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o the secretary of the Fund at the following address: 101 Huntington Avenue, Boston, MA. 02199. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.

The Contracts/Operations Committee members are Messrs. Carlin, Cosgrove, Cunningham, Dion and Moore. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended October 31, 2004.

The Investment Performance Committee members are all of the independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended October 31, 2004.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all funds in the John Hancock Fund Complex overseen by the Trustee, as of December 31, 2003.

----------------------------------- ---------------------------------- --------------------------------------
                                                                       Aggregate Dollar Range of holdings
                                    Dollar Range of Fund Shares        in John Hancock funds overseen by
Name of Trustee                     Owned by Trustee (1)               Trustee (1)
----------------------------------- ---------------------------------- --------------------------------------
Independent Trustees
----------------------------------- ---------------------------------- --------------------------------------
James F. Carlin++                   $1-10,000                          Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Richard P. Chapman, Jr.             none                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
William J. Cosgrove                 none                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
William H. Cunningham++             none                               $10,001-50,000
----------------------------------- ---------------------------------- --------------------------------------
Ronald R. Dion++                    none                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Charles L. Ladner                   $1-10,000                          Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Dr. John A. Moore                   $1-10,000                          Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Patti McGill Peterson               $1-10,000                          Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Steven R. Pruchansky++              $1-10,000                          Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Non-Independent Trustees
----------------------------------- ---------------------------------- --------------------------------------
James A. Shepherdson                $1-10,000                          $10,001-50,000
----------------------------------- ---------------------------------- --------------------------------------

     ++ Messrs. Carlin, Cunningham, Dion and Pruchansky each became a Trustee on December 1, 2004. (1) This Fund does participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2003, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: none and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cosgrove, over $100,000 and over $100,000 for Mr. Cunningham, none and $100,000 for Mr. Dion, $1-10,000 and over $100,000 for Mr. Moore and $1-10,000 and over $100,000 for Mr. Pruchansky.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee, and each of the officers of the Fund who are interested persons of the Adviser, are compensated by the Adviser and/or affiliates and receive no compensation from the Fund for their services.


                                   Aggregate Compensation      Total Compensation From the Fund and John Hancock
Independent Trustees               from the Fund (1)           Fund Complex to Trustees (2)
--------------------               -----------------           ----------------------------

Dennis J. Aronowitz+               $   1,538                    $  72,250
James F. Carlin++                          0                       76,250
Richard P. Chapman, Jr.*               1,697                       79,000
William J. Cosgrove*                   1,692                       79,500
William H. Cunningham*++                   0                       74,250
Ronald R. Dion*++                          0                       77,250
Richard A. Farrell+                    1,687                       79,250
William F. Glavin*+                    1,597                       74,250
Charles L. Ladner++                        0                       78,000
Dr. John A. Moore*                     1,242                       74,000
Patti McGill Peterson                  1,177                       72,750
John Pratt+                            1,628                       76,500
Steven R. Pruchansky*++                    0                       79,250
                                   ------------                ----------
Total                                $12,258                     $992,500

(1) Compensation is for the fiscal year ending October 31, 2003.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2003. As of this date, there were forty nine funds in the John Hancock Fund Complex, with Dr. Moore and Ms. Peterson serving on 30 funds and each of the other Independent Trustees serving on twenty funds.

*As of December 31, 2003, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $63,573, Mr. Cosgrove was $210,257, for Mr. Cunningham was $563,218, for Mr. Dion was $193,220, for Mr. Glavin was $306,646 and for Dr. Moore was $248,464 and Mr. Pruchansky was $150,981 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

+ As of December 1, 2004, Messrs. Aronowitz, Farrell, Glavin and Pratt retired from the Fund.

++ Messrs. Carlin, Cunningham, Dion and Pruchansky became a Trustee on December 1, 2004. Mr. Ladner became Chairman and Trustee on June 16, 2004.

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of February 3, 2004, the officers and Trustees of the Fund as a group beneficially owned les than 1% of the outstanding shares of the Fund. As of that date, the following shareholders beneficially owned 5% or more of the outstanding shares of the Fund.

------------------------------------------------- ---------- ------------ ------------
Name and Address of Owners of More than 5% of     Class A    Class B      Class C
Shares
------------------------------------------------- ---------- ------------ ------------
MLPF&S For The Sole                               6.55%      24.97%       22.78%
Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484
------------------------------------------------- ---------- ------------ ------------

December 1, 2004